Derivatives and Hedging Activities (Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$ 0
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	0
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	0
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	0	(13)	0
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	0	0	0
Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ 0	$ 0	$ 0